Short-Term Investments - Schedule of Short-term Investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Short-term Investment [Line Items]
Short-term investment	¥ 15,000	$ 2,145	¥ 9,085
Level 1 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment
Level 2 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment	15,000	2,145	9,085
Level 3 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment
Bank Wealth Management [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment	15,000	$ 2,145	9,085
Bank Wealth Management [Member] | Level 1 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment
Bank Wealth Management [Member] | Level 2 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment	15,000		9,085
Bank Wealth Management [Member] | Level 3 [Member]
Schedule of Short-term Investment [Line Items]
Short-term investment